Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)
January 31, 2023

Principal Amount		Value
Municipal Notes 155.6%
American Samoa 0.9%
$ 500,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$527,100
California 5.6%
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	25,000(a)(b)
345,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	231,001(a)
3,115,000	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured), 0.00%, due 8/1/2024	2,995,237
		3,251,238
Guam 4.3%
500,000	A.B. Won Pat Int'l Arpt. Au. Rev. Ref., Ser. 2023-A, 5.38%, due 10/1/2043	506,294(c)
200,000	Guam Gov't Bus. Privilege Tax Rev. Ref., Ser. 2021-F, 4.00%, due 1/1/2036	197,624
650,000	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2021-A, 5.00%, due 11/1/2035	706,168
1,035,000	Guam Pwr. Au. Rev., Ser. 2022-A, 5.00%, due 10/1/2036	1,129,082
		2,539,168
Kansas 1.0%
	Goddard Kansas Sales Tax Spec. Oblig. Rev. (Olympic Park Star Bond Proj.)
220,000	Ser. 2019, 3.60%, due 6/1/2030	209,330
420,000	Ser. 2021, 3.50%, due 6/1/2034	374,046
		583,376
Louisiana 0.9%
500,000	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	506,012
New York 129.0%
	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences)
380,000	Ser. 2014-A, 5.00%, due 12/1/2027	389,430
375,000	Ser. 2014-A, 5.00%, due 12/1/2028	383,945
270,000	Ser. 2014-A, 5.00%, due 12/1/2029	276,210
750,000	Broome Co. Local Dev. Corp. Rev. (Good Shepherd Village at Endwell, Inc. Proj.), Ser. 2021, 4.00%, due 1/1/2047	568,435
500,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. (Tapestry Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 8/1/2047	476,263
1,325,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 5.00%, due 6/1/2035	1,373,515
	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park)
500,000	Ser. 2015, 5.00%, due 11/15/2027	513,693
500,000	Ser. 2015, 5.00%, due 11/15/2028	512,233
	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College)
270,000	Ser. 2014-A, 5.00%, due 6/1/2026	277,760
225,000	Ser. 2014-A, 5.00%, due 6/1/2029	231,139
500,000	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.), Ser. 2014, 5.00%, due 7/1/2029 Pre-Refunded 7/1/2024	517,073
1,250,000	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/2045	1,078,241
See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.)
$ 155,000	Ser. 2015, 5.00%, due 6/1/2026	$ 162,762
125,000	Ser. 2015, 5.00%, due 6/1/2027	131,000
195,000	Ser. 2015, 5.00%, due 6/1/2028	203,865
220,000	Ser. 2015, 5.00%, due 6/1/2029	229,395
325,000	Ser. 2015, 5.00%, due 6/1/2030	338,210
565,000	Build NYC Res. Corp. Rev., Ser. 2014, 5.00%, due 11/1/2024	567,112
750,000	Build NYC Res. Corp. Rev. (Metro. Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/2047	712,503(a)
575,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	579,868(a)
450,000	Build NYC Res. Corp. Rev. (New World Preparatory Charter Sch. Proj.), Ser. 2021-A, 4.00%, due 6/15/2056	340,667
750,000	Build NYC Res. Corp. Rev. (Shefa Sch. Proj.), Ser. 2021-A, 5.00%, due 6/15/2051	703,550(a)
100,000	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int'l Cultures and the Arts), Ser. 2013-A, 3.88%, due 4/15/2023	99,972(a)
100,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/2025	101,487(a)
	Dutchess Co. Local Dev. Corp. Rev. (Culinary Institute of America Proj.)
200,000	Ser. 2016-A-1, 5.00%, due 7/1/2041	203,837
275,000	Ser. 2016-A-1, 5.00%, due 7/1/2046	278,876
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
405,000	Ser. 2018, 5.00%, due 7/1/2031	433,827
425,000	Ser. 2018, 5.00%, due 7/1/2032	453,966
450,000	Ser. 2018, 5.00%, due 7/1/2033	478,897
	Metro. Trans. Au. Rev. (Green Bond)
1,500,000	Ser. 2020-C-1, 5.00%, due 11/15/2050	1,536,686
2,000,000	Ser. 2020-D-3, 4.00%, due 11/15/2049	1,785,143
300,000	Monroe Co. Ind. Dev. Corp. Rev. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/2029	307,302
	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.)
500,000	Ser. 2013-A, 5.00%, due 10/1/2024	505,830
500,000	Ser. 2013-A, 5.00%, due 10/1/2025	506,031
250,000	Ser. 2013-A, 4.00%, due 10/1/2026	250,852
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
1,120,000	Ser. 2012-A, 5.00%, due 6/1/2023	1,122,122
210,000	Ser. 2012-A, 5.00%, due 6/1/2025	210,373
2,000,000	Nassau Co. G.O. (Gen. Imp. Bonds), Ser. 2013-B, 5.00%, due 4/1/2028 Pre-Refunded 4/1/2023	2,008,453
	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.)
500,000	Ser. 2014, 5.00%, due 7/1/2023	503,985
1,000,000	Ser. 2014, 5.00%, due 7/1/2027	1,029,571
4,175,000	Nassau Co. Tobacco Settlement Corp. Asset Backed, Ser. 2006-A-3, 5.13%, due 6/1/2046	4,021,085
1,375,000	New York City IDA Rev. (Queens Ballpark Co. LLC), Ser. 2021-A, (AGM Insured), 3.00%, due 1/1/2046	1,083,545
2,000,000	New York City IDA Rev. (Yankee Stadium Proj.), Ser. 2020, (AGM Insured), 3.00%, due 3/1/2049	1,543,463
750,000	New York City Trust for Cultural Res. Ref. Rev. (Lincoln Ctr. for the Performing Arts, Inc.), Ser. 2020-A, 4.00%, due 12/1/2035	781,861
500,000	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%, due 11/15/2040	500,335(a)
2,000,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/2035	2,303,238
750,000	New York Liberty Dev. Corp. Rev. Ref. (Bank of America Tower at One Bryant Park Proj.), Ser. 2019, Class 3, 2.80%, due 9/15/2069	687,831
1,450,000	New York St. Dorm. Au. Rev., Ser. 2018-A, 5.00%, due 7/1/2048	1,552,839
780,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.63%, due 7/1/2025	784,453
See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group)
$ 460,000	Ser. 2014-A, 4.00%, due 1/1/2026	$ 470,650
470,000	Ser. 2014-A, 4.00%, due 1/1/2027	480,881
200,000	Ser. 2014-A, 4.00%, due 1/1/2028	204,630
275,000	Ser. 2014-A, 4.13%, due 1/1/2029	281,842
1,350,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/2028 Pre-Refunded 7/1/2023	1,364,513
615,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Vaughn College of Aeronautics & Technology), Ser. 2016, 5.00%, due 12/1/2026	618,898(a)
400,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Garnet Hlth. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/2035	403,772(a)
1,500,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group), Ser. 2018-A, 5.00%, due 8/1/2035	1,532,735
	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.)
200,000	Ser. 2017, 5.00%, due 12/1/2036	201,315(a)
400,000	Ser. 2017, 5.00%, due 12/1/2037	401,889(a)
	New York St. Env. Facs. Corp. Solid Waste Disp. Rev. (Casella Waste Sys. Inc. Proj.)
500,000	Ser. 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	439,893(a)
500,000	Ser. 2020-R-1, 2.75%, due 9/1/2050 Putable 9/2/2025	475,362
660,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2012-F, (SONYMA Insured), 3.05%, due 11/1/2027	660,008
830,000	New York St. HFA Rev. Ref. (Affordable Hsg.), Ser. 2020-H, 2.45%, due 11/1/2044	604,866
1,045,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/2027	1,047,064
2,000,000	New York St. Trans. Dev. Corp. Fac. Rev. (Empire St. Thruway Svc. Areas Proj.), Ser. 2021, 4.00%, due 4/30/2053	1,709,275
1,500,000	New York St. Trans. Dev. Corp. Spec. Fac. Ref. Rev. (American Airlines, Inc.-John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/2031	1,499,990
2,000,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2033	2,084,339
1,145,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term. B Redev. Proj.), Ser. 2016-A, 4.00%, due 7/1/2041	1,051,233
	New York St. Trans. Dev. Corp. Spec. Fac. Rev. Ref. (JFK Int'l Arpt. Term. 4 Proj.)
100,000	Ser. 2020-A, 4.00%, due 12/1/2042	92,194
400,000	Ser. 2020-C, 4.00%, due 12/1/2042	378,239
1,000,000	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Ref. (Covanta Proj.), Ser. 2018-A, 4.75%, due 11/1/2042	910,263(a)
	Niagara Frontier Trans. Au. Rev. Ref. (Buffalo Niagara Int'l Arpt.)
375,000	Ser. 2019-A, 5.00%, due 4/1/2037	400,700
350,000	Ser. 2019-A, 5.00%, due 4/1/2038	372,941
350,000	Ser. 2019-A, 5.00%, due 4/1/2039	371,720
	Oneida Co. Local Dev. Corp. Rev. Ref. (Mohawk Valley Hlth. Sys. Proj.)
1,250,000	Ser. 2019-A, (AGM Insured), 3.00%, due 12/1/2044	1,003,442
2,000,000	Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2049	1,907,006
500,000	Port Au. New York & New Jersey Cons. Bonds Rev. Ref. (Two Hundred), Ser. 2017, 5.00%, due 4/15/2057	523,485
1,980,000	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 5.00%, due 11/1/2025	2,009,418
1,750,000	Suffolk Tobacco Asset Securitization Corp. Ref. (Tobacco Settle Asset Backed Sub. Bonds), Ser. 2021-B-1, 4.00%, due 6/1/2050	1,732,681
400,000	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2005-B-3, 1.20%, due 1/1/2032	400,000(d)
35,000	Triborough Bridge & Tunnel Au. Spec. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp. Insured), 4.75%, due 1/1/2024	35,686
See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	TSASC Inc. Rev. Ref.
$ 580,000	Ser. 2017-A, 5.00%, due 6/1/2028	$ 615,605
3,000,000	Ser. 2017-A, 5.00%, due 6/1/2041	3,079,285
3,000,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	3,063,907
	Westchester Co. Local Dev. Corp. Ref. Rev. (Westchester Med. Ctr.)
825,000	Ser. 2016, 5.00%, due 11/1/2030	845,722
1,000,000	Ser. 2016, 3.75%, due 11/1/2037	824,063
1,000,000	Westchester Co. Local Dev. Corp. Rev. (Purchase Sr. Learning Comm., Inc. Proj.), Ser. 2021-A, 5.00%, due 7/1/2056	772,109(a)
1,000,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Kendal on Hudson Proj.), Ser. 2022-B, 5.00%, due 1/1/2051	969,961
1,000,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/2030	933,428(a)
665,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2049	618,689
2,000,000	Yonkers Ind. Dev. Agcy. Sch. Facs. Rev. (New Community Sch. Proj.), Ser. 2022, 5.00%, due 5/1/2047	2,199,314
		75,235,742
Ohio 0.3%
230,000	So. Ohio Port Exempt Fac. Au. Rev., (PureCycle Proj.), Ser. 2020-A, 7.00%, due 12/1/2042	167,117(a)
Puerto Rico 9.5%
750,000	Puerto Rico Commonwealth G.O. (Restructured), Ser. 2021-A-1, 4.00%, due 7/1/2046	625,358
5,017,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	4,942,993
		5,568,351
South Carolina 0.4%
300,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (AMT-Green Bond-Last Step Recycling LLC Proj.), Ser. 2021-A, 6.50%, due 6/1/2051	220,188(a)
Texas 0.5%
393,043	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	7,861(a)(b)
325,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	292,500(b)
		300,361
Virgin Islands 1.7%
1,000,000	Matching Fund Spec. Purp. Securitization Corp. Ref., Ser. 2022-A, 5.00%, due 10/1/2039	998,788
Wisconsin 1.5%
300,000	Pub. Fin. Au. Retirement Fac. Rev. Ref. (Friends Homes), Ser. 2019, 5.00%, due 9/1/2054	270,600(a)
800,000	St. Croix Chippewa Indians of Wisconsin Ref., Ser. 2021, 5.00%, due 9/30/2041	619,483(a)
		890,083
Total Investments 155.6% (Cost $96,178,955)		90,787,524
Other Assets Less Liabilities 7.0%		4,042,122
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (62.6%)		(36,500,000)
Net Assets Applicable to Common Stockholders 100.0%		$58,329,646

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)  (cont’d)
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $8,920,532, which represents 15.3% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.
(c)	When-issued security. Total value of all such securities at January 31, 2023 amounted to $506,294, which represents 0.9% of net assets applicable to common stockholders of the Fund.
(d)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2023.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$90,787,524	$—	$90,787,524
Total Investments	$—	$90,787,524	$—	$90,787,524

#	The Schedule of Investments provides a categorization by state/territory.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2023
Notes to Schedule of Investments New York Municipal Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman New York Municipal Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments New York Municipal Fund Inc. (Unaudited)  (cont’d)
Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.
Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments New York Municipal Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.